UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		EMS Capital LP
Address: 	499 Park Avenue, 11th Floor
	 	New York, NY 10022

Form 13F File Number: 28-12164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kevin Barrett
Title: Chief Financial Officer
Phone: 212-891-2713

Signature, Place, and Date of Signing:

Kevin Barrett			New York, NY			February 10, 2009
[Signature]			[City, State]			[Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: 164,048 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE


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


					                  Market						 Voting Authority
					                  Value    Share/
			   Title of 	                (x$1000)     Prn     Share/   Put /   Investment    --------------------------
Name of Issuer	  	   Class	  Cusip           (USD)	   Amount     Prn     Call    Discretion    Sole      Shared   None
--------------		   ---------    -----------     ---------  ------    ------   -----    -----------  --------  ------  ------
APPLE INC		   CL-A		37833100         17070	    180,000  SH       	       SOLE	    180,000
COMCAST CORP-CL A(NMS)     CL-A		20030N101	 20357	    200,000  SH		       SOLE	    200,000
EQUINIX INC (NMS)	   COM		29444U502	 39893	    525,000  SH		       SOLE	    525,000
GENERAL MOTORS CORP   	   COM		370442105	   188	  2,454,945  SH	      PUT      SOLE       2,454,945
GENPACT LTD (NYS)	   COM		G3922B107	 12848	     90,000  SH	   	       SOLE	     90,000
IHS INC-CLASS A	 	   CL-A		451734107	 13097	    150,000  SH		       SOLE	    150,000
LIBERTY ACQUISITION
   HOLDINGS-ASE		   COM		53015Y107	  2902	  1,184,000  SH		       SOLE	  1,184,000
LIBERTY ACQUISITION HOL
   UNIT   	           UNIT	        53015Y206        16283   14,000,000  SH                SOLE      14,000,000
MASTERCARD INC-CLASS A	   CL-A		57636Q104	  7147	      2,227  SH		       SOLE	      2,227
MFA MTG INVTS		   COM	        55272X102        12966 	  2,860,000  SH		       SOLE	  2,860,000
RESEARCH IN MOTION	   COM		760975102	  3165	  1,950,000  SH		       SOLE       1,950,000
RESEARCH IN MOTION	   COM		760975102	 12174	     60,000  SH		       SOLE          60,000
SELECT SECTOR SPDR	   SBI		81369Y605	  3117	  1,550,000  SH	               SOLE       1,550,000
SPDR S&P RETAIL ETF (US)   COM		78464A714	  2843	  1,038,477  SH		       SOLE       1,038,477